INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule Of Inventory
	December 31,
	2015	2016

Raw materials	$6,984	$7,651
Work in progress	252	232
Finished products	42,454	37,764

	$49,690	$45,647